Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000023379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NSBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$47	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 6,423,305,029
Holdings Count | Holding	43
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

Holdings [Text Block]
C000023381 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NSBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$85	1.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%	[2]
Net Assets	$ 6,423,305,029
Holdings Count | Holding	43
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

Holdings [Text Block]
C000125378 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class R6 Shares
Trading Symbol	NSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$32	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[3]
Net Assets	$ 6,423,305,029
Holdings Count | Holding	43
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

Holdings [Text Block]
C000023382 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[4]
Net Assets	$ 6,423,305,029
Holdings Count | Holding	43
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$6,423,305,029

Total number of portfolio holdings	43

Portfolio turnover (%)	5%

Holdings [Text Block]
C000076404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class A Shares
Trading Symbol	NWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$47	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[5]
Net Assets	$ 940,389,146
Holdings Count | Holding	44
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

Holdings [Text Block]
C000076405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class C Shares
Trading Symbol	NWCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$87	1.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.65%	[6]
Net Assets	$ 940,389,146
Holdings Count | Holding	44
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

Holdings [Text Block]
C000125379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class R6 Shares
Trading Symbol	NWCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$28	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[7]
Net Assets	$ 940,389,146
Holdings Count | Holding	44
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

Holdings [Text Block]
C000076407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class I Shares
Trading Symbol	NVLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[8]
Net Assets	$ 940,389,146
Holdings Count | Holding	44
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$940,389,146

Total number of portfolio holdings	44

Portfolio turnover (%)	46%

Holdings [Text Block]
C000115036 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$59	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[9]
Net Assets	$ 19,397,886
Holdings Count | Holding	49
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$19,397,886

Total number of portfolio holdings	49

Portfolio turnover (%)	2%

Holdings [Text Block]
C000115037 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%	[10]
Net Assets	$ 19,397,886
Holdings Count | Holding	49
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$19,397,886

Total number of portfolio holdings	49

Portfolio turnover (%)	2%

Holdings [Text Block]
C000115039 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[11]
Net Assets	$ 19,397,886
Holdings Count | Holding	49
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$19,397,886

Total number of portfolio holdings	49

Portfolio turnover (%)	2%

Holdings [Text Block]
C000115040 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$58	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[12]
Net Assets	$ 5,178,542
Holdings Count | Holding	37
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$5,178,542

Total number of portfolio holdings	37

Portfolio turnover (%)	8%

Holdings [Text Block]
C000115041 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$95	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%	[13]
Net Assets	$ 5,178,542
Holdings Count | Holding	37
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$5,178,542

Total number of portfolio holdings	37

Portfolio turnover (%)	8%

Holdings [Text Block]
C000115043 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$45	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[14]
Net Assets	$ 5,178,542
Holdings Count | Holding	37
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$5,178,542

Total number of portfolio holdings	37

Portfolio turnover (%)	8%

Holdings [Text Block]
C000177102 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class A Shares
Trading Symbol	NWAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%	[15]
Net Assets	$ 45,919,930
Holdings Count | Holding	88
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

Holdings [Text Block]
Material Fund Change [Text Block]	How has the Fund changed? Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.
C000177103 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class C Shares
Trading Symbol	NWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$97	1.99%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.99%	[16]
Net Assets	$ 45,919,930
Holdings Count | Holding	88
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

Holdings [Text Block]
Material Fund Change [Text Block]	How has the Fund changed? Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.
C000177104 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class R6 Shares
Trading Symbol	NWIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$45	0.93%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%	[17]
Net Assets	$ 45,919,930
Holdings Count | Holding	88
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

Holdings [Text Block]
Material Fund Change [Text Block]	How has the Fund changed? Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.
C000177105 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class I Shares
Trading Symbol	NWPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Small Cap Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$48	0.99%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[18]
Net Assets	$ 45,919,930
Holdings Count | Holding	88
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$45,919,930

Total number of portfolio holdings	88

Portfolio turnover (%)	31%

Holdings [Text Block]
Material Fund Change [Text Block]	How has the Fund changed? Fund liquidation: On February 6, 2025, the Fund’s Board of Trustees approved the liquidation of the Fund, effective March 27, 2025.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.
[13]	Annualized for period less than one year.
[14]	Annualized for period less than one year.
[15]	Annualized for period less than one year.
[16]	Annualized for period less than one year.
[17]	Annualized for period less than one year.
[18]	Annualized for period less than one year.